Credit facilities (Tables)	12 Months Ended
Dec. 31, 2021
Credit Facilities
Schedule of outstanding balances on short-term bank loans

Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2021	2020
Industrial Bank	October 2014*	7.5%	Guarantee by 26 property rights	$860,915	$—
Industrial Bank	December 2020	5.88%	Guarantee by Xiaodong Chen and Juanjuan Cai	—	766,295
Industrial Bank	December 2020	5.88%	Guarantee by PICC Property and Casualty Company Limited Xiamen Branch, Xiaodong Chen and Juanjuan Cai	—	459,777
Industrial Bank	December 2020	5.88%	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen and Juanjuan Cai	—	398,474
China Rich Finance Limited	May 2021	23% per annum for first monthly instalment; 12% per annum for 2-6 monthly instalment	Guarantee by Fujian Blue Hat Interactive Entertainment Technology Ltd., Pingxiang Blue Hat Technology Co. Ltd. and Xiaodong Chen	—	2,998,994

Total				$860,915	$4,623,540

Schedule of outstanding balances on long-term third party loans

		Weighted
		Average	Collateral/	December 31,	December 31,
Lender Name	Maturities	Interest Rate	Guarantee	2021	2020

Volkswagen Finance (China) Co. Ltd.	Due monthly until March 2021	4.06%	Automobiles	$—	$14,117

Total				$—	$14,117

Long term loans — banks

Outstanding balances on long-term third party loans consisted of the following:

		Interest	Collateral/	December 31,	December 31,
Institute name	Maturities	rate	Guarantee	2021	2020
Industrial Bank	February 2023	6.583%	Guarantee by	517,590	505,755
			14 property rights

Total				$517,590	$505,755